Share Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding share options, ending balance	4,590,375	4,303,070
Weighted-average exercise price, ending balance (in Dollars per share)	$ 4.62	$ 4.47
Weighted average remaining contractual life (years), ending balance	5 years 10 months 13 days	5 years 6 months 14 days
Aggregate intrinsic value, ending balance (in Dollars)	$ 1,364,975	$ 988,581
Outstanding share options, Exercisable		3,593,284
Weighted-average exercise price, Exercisable (in Dollars per share)		$ 4.77
Weighted average remaining contractual life (years), Exercisable		4 years 11 months 4 days
Aggregate intrinsic value, Exercisable (in Dollars)		$ 867,261
Aggregate intrinsic value, Options available for future grants		1,993,005
Outstanding share options, Granted		360,000
Weighted-average exercise price, Granted (in Dollars per share)		$ 1.31
Weighted average remaining contractual life (years), Granted		6 years 14 days
Outstanding share options, Forfeited		(14,664)
Weighted-average exercise price, Forfeited (in Dollars per share)		$ 4.14
Outstanding share options, Expired		(272,040)
Weighted-average exercise price, Expired (in Dollars per share)		$ 7.28
Outstanding share options, Exercised		(360,601)
Weighted-average exercise price, Exercised (in Dollars per share)		$ 1.22